Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory
Finished goods	₪ 50,140	₪ 39,256
Goods in process and dried inflorescence	69,993	23,057
Total inventory	₪ 120,133	₪ 62,313